Convertible Debentures	3 Months Ended
Jan. 31, 2013
Debt Disclosure [Text Block]

2.         CONVERTIBLE DEBENTURES

Convertible Instruments

The Company accounts for hybrid contracts that feature conversion options in accordance with applicable generally accepted accounting principles (“GAAP”).  ASC 815 “Derivatives and Hedging Activities,” (“ASC 815”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

            Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

            The Company accounts for convertible instruments, when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments, in accordance with ASC 470-20 “Debt with Conversion and Other Options” (“ASC 470-20”). Under ASC 470-20 the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company accounts for convertible instruments (when the Company has determined that the embedded conversion options should be bifurcated from their host instruments) in accordance with ASC 815.  Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract are allocated to the fair value of the derivative. The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reported in results of operations.

            The conversion feature of the convertible debenture issued on January 25, 2013 qualified as an embedded derivative instrument and was bifurcated from the host convertible debenture.  Accordingly, this instrument has been classified as a derivative liability in the accompanying condensed consolidated balance sheet as of January 31, 2013.  Derivative liabilities are initially recorded at fair value and are then re-valued at each reporting date, with changes in fair value recognized in earnings during the reporting period.

Common Stock Purchase Warrants

            The Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provides a choice of net-cash settlement or settlement in the Company’s own shares (physical settlement or net-share settlement) providing that such contracts are indexed to the Company's own stock as defined in ASC 815-40 "Contracts in Entity's Own Equity". The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).  The Company assesses classification of common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities or equity is required.

Convertible Debenture due September 2016

In September 2012, the Company received aggregate gross proceeds of $750,000 from the issuance of 8% convertible debentures due September 12, 2016 in a private placement, of which $300,000 was sold to the Company’s current Chairman and then Chief Executive Officer and one other director of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.092 per share on or before September 12, 2016.  The Company recorded a discount to the carrying amount of the debentures of approximately $717,000 related to the debentures’ beneficial conversion feature.  The Company may prepay the debentures at any time without penalty upon 30 days prior notice.  The Company also has the option to pay interest on the debentures in common stock.  In February 2013, $600,000 principal amount of these debentures were converted into 6,521,736 shares of common stock and an additional 68,116 shares were issued in payment of accrued interest through the conversion date.  The conversion of the debentures will result in the recording of a material charge to interest expense during the second quarter of fiscal 2013.  $150,000 principal amount of debentures remain outstanding.

Convertible Debenture due January 2015

In January 2013, the Company received aggregate gross proceeds of $1,765,000 from the issuance of 8% convertible debentures due January 25, 2015 (“Convertible Debenture due January 2015”), of which $250,000 was received from our current President, Chief Executive Officer and director, and two other directors of the Company.  The debentures pay interest quarterly and are convertible into shares of our common stock at a conversion price of $0.15 per share on or before January 25, 2015.  The embedded conversion feature has certain weighted average anti-dilution protection provisions which would be triggered if the Company issues its common stock, or certain common stock equivalents, (as defined) at a price below $0.15 per share.  The Company has the option to pay any interest on the debentures in common stock based on the average of the closing prices of  our common stock for the 10 trading days immediately preceding the interest payment date.  The Company also has the option to pay any interest on the debentures with additional debentures.  The Company may prepay the debentures at any time without penalty upon 30 days prior notice but only if the sales price of the common stock is at least $.30 for 20 trading days in any 30-day trading period ending no more than 15 days before the Company’s prepayment notice.  In conjunction with the issuance of the debentures, the Company issued warrants (the “Convertible Debenture Warrant”) to purchase 5,882,745 shares of its common stock.  Each warrant grants the holder the right to purchase one share of the Company’s common stock at the purchase price of $0.30 per share on or before January 25, 2016.  The Convertible Debenture Warrant may be exercised on a cashless basis only if there is not an effective registration statement covering such shares.

The Company determined, based upon authoritative guidance, that the conversion feature embedded within the Convertible Debenture due January 2016 should be valued separately and bifurcated from the host instrument and accounted for as a free-standing derivative liability and that the Convertible Debenture Warrant should also be valued and accounted for separately as an equity instrument.

The Company determined the fair value of each of the three elements included within the Convertible Debenture due January 2015.  The debenture portion (without the conversion feature) bearing interest at 8% was determined to be a debt instrument with a fair value of $1,490,000.  The embedded conversion feature was determined to be a derivative with a fair value of $1,180,000.  The Convertible Debenture Warrant was determined to be an equity instrument with a fair value of $370,000.  The Company determined the fair value of each of these instruments based upon the assumptions and methodologies as discussed below.

Since the Convertible Debenture Warrant was determined to be an equity instrument, the Company first computed the relative fair value of the Convertible Debenture due January 2015 (including the value of its conversion feature) with a fair value of $2,670,000 and the Convertible Debenture Warrant with a fair value of $370,000.   Accordingly, the relative fair value of the Convertible Debenture Warrant and the Convertible Debenture due January 2015 (including the value of its conversion feature) was determined to be $214,819 and $1,550,181, respectively.  Then, from the relative fair value of the Convertible Debenture due January 2015, the Company deducted in full the fair value of the embedded conversion feature of $1,180,000.   The discount of $1,394,819 applied to the face value of the Convertible Debenture due January 2015 consists of the sum of the relative fair value of the Convertible Debenture Warrant of $214,819 and the full value of the bifurcated conversion option derivative liability of $1,180,000.  The Convertible Debenture due January 2015 was recorded at a net value of $370,181, representing its face value of $1,765,000, less aggregate discounts for the derivative liability and warrant of $1,394,819, as summarized in the table below.

Face value of Convertible Debenture due January 2015		$ 1,765,000
Fair value of embedded conversion feature	$ 1,180,000
Relative fair value of Convertible Debenture Warrant	214,819
Discount		(1,394,819)
Proceeds attributable to the Convertible Debenture due January 2015		$ 370,181

Accordingly, the Company accounted for the full amount of the discount as an offset to the Convertible Debenture due January 2015, amortizable under the effective interest method over the term of the debenture.

The Company calculated the fair value of the embedded conversion feature of the Convertible Debenture due January 2015 using a Monte Carlo simulation, with the observable assumptions as provided in the table below.   The significant unobservable inputs used in the fair value measurement of the reporting entity’s embedded conversion feature are expected stock prices, levels of trading and liquidity of the Company stock, probability of default of the host instrument, and loss severity in the event of such default. Significant increases in the expected stock prices and expected liquidity would result in a significantly higher fair value measurement.  Significant increases in either the probability or severity of default of the host instrument would result in a significantly lower fair value measurement.

As of January 25, 2013 and January 31, 2013
Stock price on valuation date	$ 0.21
Conversion price	$ 0.15
Stock premium for liquidity	57%
Term (years)	2.00
Expected volatility	110%
Weighted average risk-free interest rate	0.3%
Trials	100,000
Aggregate fair value	$ 1,180,000

The Company calculated the fair value of the Convertible Debenture Warrant issued on January 25, 2013 using the Black-Scholes option pricing model with the following assumptions:

As of January 25, 2013
Stock price on valuation date	$ 0.21
Exercise price	$ 0.30
Stock premium for liquidity	38%
Term (years)	3.00
Warrant exercise trigger price	41%
Expected volatility	95%
Weighted average risk-free interest rate	0.4%
Number of warrants	5,882,745
Aggregate fair value	$ 370,000

The Company determined the fair value of the Convertible Debenture due January 2015 by preparing an analysis of discounted cash flows, using a discount rate of 18.6%, which the Company deemed appropriate given the Company’s current risk scenarios.

The amortization of debt discount related to the Convertible Debenture due January 2015 was $4,781 for the three months ended January 31, 2013. The derivative liability related to the embedded conversion feature is revalued at each reporting period.  There was no change in the fair value of the derivative liability at January 31, 2013 and accordingly during the three months ended January 31, 2013, no change in the fair value of the derivative was reported within the consolidated statement of operations.

In connection with the issuance of the Convertible Debenture due January 2015, the Company provided compensation to the placement agent consisting of a cash fee of $41,400 and a warrant for the purchase of 276,014 shares of the Company’s common stock (“Placement Agent Warrant”).  The terms of the Placement Agent Warrant are identical to the terms of the Convertible Debenture Warrant, and using Black-Scholes, upon issuance, was determined to have a fair value of $17,360.  Assumptions for the valuation of the Placement Agent Warrant were identical to those provided above for the Convertible Debenture Warrant.  In addition, issuance costs included legal fees of approximately $25,000.

The sum of the issuance costs was $83,760, and this cost was allocated as provided below:

Attributable to:	Accounting Treatment	Amount
The embedded conversion feature (derivative)	Expensed as incurred	$ 55,999
The 8% Convertible Debenture Warrant	Charged to additional paid-in capital	10,194
The 8% Convertible Debenture	Recorded as deferred issuance costs and amortized under the interest method over the term of the 8% Convertible Debenture.	17,567
Total		$ 83,760

During the three months ended January 31, 2013, the Company amortized $-0- of deferred issuance costs, which when recorded, will be recorded as interest expense.

            In connection with the issuance of the Convertible Debenture due January 2015, the Company has agreed to prepare and file a registration statement registering for resale the shares of its common stock which may be issued upon the conversion of the debenture consistent with the terms and conditions of the registration rights agreement the Company entered into with the holders of the registrable shares listed above. The company has agreed to file the registration statement by April 25, 2013 and use its best efforts to ensure that such registration statement would be declared effective by July 24, 2013.

            If the Company is late in filing the registration statement, monetary penalties payable by the Company to each holder of registrable securities will commence to accrue and cumulate at a rate equal to one percent (1.0%) of the purchase price per share paid by such holder for the registrable securities for each full period of 30 days that the Company is late in filing the registration statement.

            The Company has agreed to maintain the effectiveness of the registration statement through the earlier of three years from the date of the issuance of the Convertible Debenture due January 2015 or until Rule 144 of the Securities Act is available to the holders to allow them to sell all of their registrable securities thereunder.